Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Employee Benefits [Line Items]
Projected benefit obligation at the end of the year	₨ 216,006	₨ 177,098	₨ 156,412	₨ 145,108
Plan assets at the end of the year	(138,268)	(40,651)	₨ (30,474)	₨ (25,498)
Funded status amount of liability recognised in the Balance Sheet	₨ 77,738	₨ 136,447